Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 14,821	$ 14,807	$ 57,995	$ 66,200
Cost of revenues	9,767	10,713	38,542	40,213
Operating expenses
Selling, general and administrative	21,261	8,521	61,280	35,931
Changes in fair value of contingent consideration				(1,855)
Total operating expenses	21,261	8,521	61,280	34,076
Loss from operations	(16,207)	(4,427)	(41,827)	(8,089)
Other income (expense)
Gain on contingent shares issuance liabilities	3,452		4,237
Gain (loss) on puttable option liabilities		(9)	1	163
Interest expense	(149)	(2,780)	(12,227)	(10,308)
Interest expense – Related party	(25)
Total other income (expenses)	3,278	(2,789)	(7,989)	(10,145)
Loss before income taxes	(12,929)	(7,216)	(49,816)	(18,234)
Income tax benefit (expense)	334	(1)	(31)	(8)
Net loss and comprehensive loss	(12,595)	(7,217)	(49,847)	(18,242)
Accretion of contingently redeemable preferred stock		(1,495)	(96,974)	(5,514)
Net loss attributable to common stockholders	$ (12,595)	$ (8,712)	$ (146,821)	$ (23,756)
Net loss per share attributable to common stockholders
Basic	$ (0.17)	$ (0.25)	$ (3.55)	$ (0.69)
Diluted	$ (0.17)	$ (0.25)	$ (3.55)	$ (0.69)
Weighted-average shares used to compute net loss per share attributable to common stockholders:
Basic	75,815,273	34,345,197	41,346,849	34,233,789
Diluted	75,815,273	34,345,197	41,346,849	34,233,789